Quarterly Holdings Report
for
Fidelity® MSCI Information Technology Index ETF
October 31, 2025
T07-NPRT1-1225
1.9584815.111

Schedule of Investments October 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.7%
		Shares	Value
COMMUNICATIONS EQUIPMENT – 3.7%
Communications Equipment – 3.7%
ADTRAN Holdings, Inc. (a)		227,845	$2,374,145
Applied Optoelectronics, Inc. (a)		164,805	5,860,466
Arista Networks, Inc. (a)		939,395	148,133,198
Calix, Inc. (a)		190,298	13,020,189
Ciena Corp. (a)		245,688	46,661,065
Cisco Systems, Inc.		3,329,755	243,438,388
CommScope Holding Co., Inc. (a)		635,901	11,001,087
Digi International, Inc. (a)		114,325	4,193,441
Extreme Networks, Inc. (a)		412,825	7,851,931
F5, Inc. (a)		83,552	21,142,834
Harmonic, Inc. (a)		349,505	3,739,703
Lumentum Holdings, Inc. (a)		164,182	33,092,524
Motorola Solutions, Inc.		155,985	63,440,659
NETGEAR, Inc. (a)		86,513	3,003,731
NetScout Systems, Inc. (a)		219,010	6,088,478
Ribbon Communications, Inc. (a)		317,839	1,067,939
Viasat, Inc. (a)		321,568	12,804,838
Viavi Solutions, Inc. (a)		689,877	12,210,823
TOTAL COMMUNICATIONS EQUIPMENT	639,125,439
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 5.5%
Electronic Components – 1.8%
Amphenol Corp. Class A		1,076,757	150,035,320
Bel Fuse, Inc. Class B		33,032	5,086,598
Belden, Inc.		122,039	14,870,452
Coherent Corp. (a)		256,203	33,808,548
Corning, Inc.		845,058	75,277,767
Knowles Corp. (a)		268,774	6,345,754
Littelfuse, Inc.		67,757	16,485,956
Rogers Corp. (a)		52,219	4,571,251
Vishay Intertechnology, Inc.		343,373	5,830,474
			312,312,120
Electronic Equipment & Instruments – 1.8%
Advanced Energy Industries, Inc.		106,922	21,676,297
Aeva Technologies, Inc. (a)		51,002	833,373
Arlo Technologies, Inc. (a)		315,687	6,105,387
Badger Meter, Inc.		88,014	15,882,126
Cognex Corp.		416,389	17,234,341
Crane NXT Co.		159,538	10,090,779
Daktronics, Inc. (a)		121,416	2,281,407
Evolv Technologies Holdings, Inc. (a)		324,305	2,510,121
Itron, Inc. (a)		134,683	13,512,745
Keysight Technologies, Inc. (a)		208,820	38,205,707
Mirion Technologies, Inc. (a)		662,150	19,447,345
Napco Security Technologies, Inc.		110,196	4,865,153
nLight, Inc. (a)		145,144	4,791,203
Novanta, Inc. (a)		111,143	14,116,272
OSI Systems, Inc. (a)		49,278	13,721,952
Ouster, Inc. (a)		157,918	5,268,144

		Shares	Value

PAR Technology Corp. (a)		125,153	$4,422,907
Powerfleet, Inc. NJ (a)		377,566	1,925,587
Ralliant Corp.		350,466	15,392,467
Red Cat Holdings, Inc. (a)		321,661	3,618,686
Teledyne Technologies, Inc. (a)		59,220	31,198,280
Trimble, Inc. (a)		333,476	26,594,711
Vontier Corp.		403,887	15,549,650
Zebra Technologies Corp. Class A (a)		77,367	20,831,065
			310,075,705
Electronic Manufacturing Services – 1.4%
Benchmark Electronics, Inc.		111,555	4,888,340
CTS Corp.		87,606	3,636,525
Fabrinet (a)		66,412	29,259,135
Flex Ltd. (a)		553,021	34,574,873
IPG Photonics Corp. (a)		78,880	6,714,266
Jabil, Inc.		150,168	33,170,609
Plexus Corp. (a)		83,487	11,679,831
Sanmina Corp. (a)		158,415	21,710,776
TE Connectivity PLC		297,181	73,406,679
TTM Technologies, Inc. (a)		314,071	21,105,571
			240,146,605
Technology Distributors – 0.5%
Arrow Electronics, Inc. (a)		139,173	15,524,748
Avnet, Inc.		259,126	12,554,655
CDW Corp.		176,843	28,183,469
ePlus, Inc.		81,986	5,998,096
Insight Enterprises, Inc. (a)		88,791	8,879,100
PC Connection, Inc.		35,320	2,153,460
ScanSource, Inc. (a)		66,337	2,846,189
TD SYNNEX Corp.		140,021	21,911,886
			98,051,603
TOTAL ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS	960,586,033
FINANCIAL SERVICES – 0.0%
Transaction & Payment Processing Services – 0.0%
I3 Verticals, Inc. Class A (a)		70,477	2,167,168
IT SERVICES – 5.1%
Internet Services & Infrastructure – 2.2%
Akamai Technologies, Inc. (a)		280,922	21,097,242
Applied Digital Corp. (a)		623,653	21,615,813
Cloudflare, Inc. Class A (a)		305,408	77,359,846
Core Scientific, Inc. (a)		891,525	19,203,448
DigitalOcean Holdings, Inc. (a)		210,979	8,578,406
Fastly, Inc. Class A (a)		413,020	3,423,936
GoDaddy, Inc. Class A (a)		196,943	26,219,022
MongoDB, Inc. (a)		124,163	44,676,331
Okta, Inc. (a)		269,920	24,705,778
Snowflake, Inc. (a)		308,904	84,911,532
Twilio, Inc. Class A (a)		241,658	32,594,831

Quarterly Report	2

Common Stocks – continued
		Shares	Value
IT SERVICES – continued
Internet Services & Infrastructure – continued
VeriSign, Inc.		113,898	$27,312,740
			391,698,925
IT Consulting & Other Services – 2.9%
Accenture PLC Class A		531,887	133,024,939
ASGN, Inc. (a)		135,361	6,058,758
BigBear.ai Holdings, Inc. (a)		915,003	6,331,821
Cognizant Technology Solutions Corp. Class A		560,676	40,862,067
DXC Technology Co. (a)		561,852	7,978,298
EPAM Systems, Inc. (a)		122,078	19,964,636
Gartner, Inc. (a)		110,778	27,510,609
Grid Dynamics Holdings, Inc. (a)		212,339	1,983,246
Hackett Group, Inc.		78,347	1,418,864
International Business Machines Corp.		773,570	237,803,154
Kyndryl Holdings, Inc. (a)		593,348	17,159,624
			500,096,016
TOTAL IT SERVICES	891,794,941
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 36.7%
Semiconductor Materials & Equipment – 4.0%
ACM Research, Inc. Class A (a)		165,581	6,864,988
Amkor Technology, Inc.		381,745	12,322,729
Applied Materials, Inc.		706,953	164,790,744
Axcelis Technologies, Inc. (a)		99,283	7,898,955
Cohu, Inc. (a)		141,572	3,367,998
Enphase Energy, Inc. (a)		405,438	12,369,913
Entegris, Inc.		275,138	25,194,387
FormFactor, Inc. (a)		238,203	13,089,255
Ichor Holdings Ltd. (a)		108,292	2,456,063
KLA Corp.		120,389	145,519,000
Kulicke & Soffa Industries, Inc.		163,084	6,511,944
Lam Research Corp.		1,146,223	180,484,274
MKS, Inc.		170,924	24,563,488
Onto Innovation, Inc. (a)		150,393	20,297,039
PDF Solutions, Inc. (a)		100,311	2,922,059
Photronics, Inc. (a)		185,883	4,442,604
SolarEdge Technologies, Inc. (a)		182,075	6,389,012
Teradyne, Inc.		235,505	42,805,389
Ultra Clean Holdings, Inc. (a)		142,666	3,910,475
Veeco Instruments, Inc. (a)		179,916	5,172,585
			691,372,901
Semiconductors – 32.7%
Advanced Micro Devices, Inc. (a)		1,353,575	346,677,629
Allegro MicroSystems, Inc. (a)		400,023	11,968,688
Alpha & Omega Semiconductor Ltd. (a)		78,098	2,191,430
Ambarella, Inc. (a)		124,531	10,613,777
Analog Devices, Inc.		435,991	102,078,573
Astera Labs, Inc. (a)		192,573	35,949,528

		Shares	Value

Broadcom, Inc.		2,224,078	$822,085,951
CEVA, Inc. (a)		70,823	1,927,094
Cirrus Logic, Inc. (a)		150,851	20,010,385
Credo Technology Group Holding Ltd. (a)		251,347	47,157,724
Diodes, Inc. (a)		143,389	7,651,237
First Solar, Inc. (a)		147,987	39,503,650
Impinj, Inc. (a)		80,948	16,364,448
indie Semiconductor, Inc. Class A (a)		602,231	3,240,003
Intel Corp. (a)		3,892,885	155,676,471
Lattice Semiconductor Corp. (a)		302,526	22,072,297
MACOM Technology Solutions Holdings, Inc. (a)		148,335	21,972,863
Marvell Technology, Inc.		823,949	77,236,979
MaxLinear, Inc. (a)		252,053	3,818,603
Microchip Technology, Inc.		605,973	37,824,835
Micron Technology, Inc.		964,732	215,878,080
Monolithic Power Systems, Inc.		51,686	51,944,430
Navitas Semiconductor Corp. (a)		444,430	5,982,028
NVIDIA Corp.		15,105,052	3,058,621,979
NXP Semiconductors NV		249,054	52,082,172
ON Semiconductor Corp. (a)		564,507	28,270,511
Penguin Solutions, Inc. (a)		153,832	3,425,839
Power Integrations, Inc.		173,956	7,287,017
Qorvo, Inc. (a)		205,751	19,529,885
QUALCOMM, Inc.		944,116	170,790,584
Rambus, Inc. (a)		247,162	25,418,140
Rigetti Computing, Inc. (a)		943,119	41,751,878
Semtech Corp. (a)		267,719	18,167,411
Silicon Laboratories, Inc. (a)		100,643	13,192,284
SiTime Corp. (a)		67,587	19,575,899
Skyworks Solutions, Inc.		281,516	21,879,423
Synaptics, Inc. (a)		119,123	8,450,586
Texas Instruments, Inc.		769,571	124,254,934
Universal Display Corp.		121,765	17,933,549
			5,690,458,794
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	6,381,831,695
SOFTWARE – 32.6%
Application Software – 14.1%
ACI Worldwide, Inc. (a)		324,116	15,437,645
Adobe, Inc. (a)		367,421	125,037,041
Agilysys, Inc. (a)		82,259	10,320,214
Alarm.com Holdings, Inc. (a)		146,008	7,186,514
Alkami Technology, Inc. (a)		222,260	4,509,655
Amplitude, Inc. Class A (a)		274,770	2,761,438
Appfolio, Inc. Class A (a)		63,899	16,257,823
AppLovin Corp. Class A (a)		207,067	131,970,011
Asana, Inc. Class A (a)		264,754	3,719,794
Atlassian Corp. Class A (a)		204,489	34,644,526
Aurora Innovation, Inc. (a)		2,668,796	13,984,491
3	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
SOFTWARE – continued
Application Software – continued
Autodesk, Inc. (a)	209,297	$63,069,558
AvePoint, Inc. (a)	376,821	5,301,871
Bentley Systems, Inc. Class B	365,200	18,563,116
Bill Holdings, Inc. (a)	302,444	15,019,369
Bit Digital, Inc. (a)	987,500	3,614,250
Blackbaud, Inc. (a)	119,942	7,681,086
BlackLine, Inc. (a)	163,701	9,371,882
Blend Labs, Inc. Class A (a)	629,892	2,084,943
Box, Inc. Class A (a)	447,486	14,359,826
Braze, Inc. Class A (a)	226,417	6,489,111
C3.ai, Inc. Class A (a)	388,105	6,822,886
Cadence Design Systems, Inc. (a)	246,616	83,526,373
CCC Intelligent Solutions Holdings, Inc. (a)	1,527,339	13,318,396
Cipher Mining, Inc. (a)	801,217	14,942,697
Cleanspark, Inc. (a)	868,213	15,454,191
Clear Secure, Inc. Class A	242,378	7,385,258
Clearwater Analytics Holdings, Inc. Class A (a)	794,656	14,629,617
Confluent, Inc. Class A (a)	840,491	19,642,275
Daily Journal Corp. (a)	3,960	1,603,958
Datadog, Inc. Class A (a)	322,342	52,480,501
Docusign, Inc. (a)	336,907	24,641,378
Dropbox, Inc. Class A (a)	600,578	17,416,762
D-Wave Quantum, Inc. (a)	924,541	34,263,489
Dynatrace, Inc. (a)	496,196	25,092,632
Elastic NV (a)	232,534	20,746,683
Fair Isaac Corp. (a)	28,265	46,906,615
Five9, Inc. (a)	223,878	5,435,758
Freshworks, Inc. Class A (a)	588,770	6,535,347
Guidewire Software, Inc. (a)	121,504	28,388,195
HubSpot, Inc. (a)	67,724	33,314,790
Hut 8 Corp. (a)	305,469	15,475,060
Informatica, Inc. Class A (a)	362,189	9,007,640
Intapp, Inc. (a)	175,120	6,721,106
InterDigital, Inc.	68,080	24,642,237
Intuit, Inc.	236,072	157,589,864
Jamf Holding Corp. (a)	224,096	2,879,634
Klaviyo, Inc. Class A (a)	316,727	8,234,902
Life360, Inc. (a)	202,362	19,975,153
LiveRamp Holdings, Inc. (a)	203,122	5,553,355
Manhattan Associates, Inc. (a)	104,870	19,093,681
MARA Holdings, Inc. (a)	1,063,215	19,424,938
nCino, Inc. (a)	322,475	8,603,633
NCR Voyix Corp. (a)	404,431	4,614,558
NextNav, Inc. (a)	230,090	3,071,701
Nutanix, Inc. Class A (a)	378,577	26,969,825
Pagaya Technologies Ltd. Class A (a)	146,133	3,929,516
PagerDuty, Inc. (a)	273,212	4,387,785

	Shares	Value

Palantir Technologies, Inc. Class A (a)	1,818,251	$364,504,778
Pegasystems, Inc.	290,867	18,513,685
Pivotal Software, Inc. (a)	33,514	0
Porch Group, Inc. (a)	207,339	3,120,452
Procore Technologies, Inc. (a)	279,359	20,622,281
PROS Holdings, Inc. (a)	129,965	2,995,693
PTC, Inc. (a)	152,653	30,307,727
Q2 Holdings, Inc. (a)	192,525	11,890,344
Quantum Computing, Inc. (a)	622,582	10,403,345
RingCentral, Inc. Class A (a)	222,866	6,712,724
Riot Platforms, Inc. (a)	1,048,793	20,745,126
Roper Technologies, Inc.	106,840	47,666,666
Salesforce, Inc.	792,067	206,262,167
Samsara, Inc. Class A (a)	606,172	24,349,929
SEMrush Holdings, Inc. Class A (a)	139,754	1,014,614
SoundHound AI, Inc. Class A (a)	1,142,833	20,136,717
Sprinklr, Inc. Class A (a)	374,812	2,893,549
Sprout Social, Inc. Class A (a)	160,652	1,649,896
SPS Commerce, Inc. (a)	117,361	9,651,769
Strategy, Inc. (a)	235,147	63,374,468
Synopsys, Inc. (a)	170,410	77,335,466
Terawulf, Inc. (a)	947,181	14,681,305
Tyler Technologies, Inc. (a)	55,069	26,227,162
Unity Software, Inc. (a)	695,442	26,357,252
Verint Systems, Inc. (a)	185,913	3,770,316
Vertex, Inc. Class A (a)	226,279	5,181,789
Weave Communications, Inc. (a)	189,700	1,405,677
Workday, Inc. Class A (a)	223,080	53,521,354
Workiva, Inc. (a)	152,326	12,949,233
Yext, Inc. (a)	321,510	2,723,190
Zeta Global Holdings Corp. Class A (a)	555,437	9,992,312
Zoom Communications, Inc. (a)	364,640	31,807,547
		2,456,875,086
Systems Software – 18.5%
A10 Networks, Inc.	222,751	3,973,878
Adeia, Inc.	335,314	5,713,751
Appian Corp. Class A (a)	98,166	2,938,108
Commvault Systems, Inc. (a)	102,447	14,262,671
Crowdstrike Holdings, Inc. Class A (a)	221,937	120,514,010
Dolby Laboratories, Inc. Class A	189,752	12,584,353
Fortinet, Inc. (a)	664,136	57,401,274
Gen Digital, Inc.	803,223	21,172,958
Gitlab, Inc. Class A (a)	404,316	19,710,405
JFrog Ltd. (a)	300,924	14,287,872
Microsoft Corp.	4,150,103	2,148,964,834
N-able, Inc. (a)	238,682	1,868,880
OneSpan, Inc.	108,477	1,236,638
Onestream, Inc. (a)	209,702	3,961,271
Oracle Corp.	1,370,270	359,846,605

Quarterly Report	4

Common Stocks – continued
		Shares	Value
SOFTWARE – continued
Systems Software – continued
Palo Alto Networks, Inc. (a)		587,054	$129,292,773
Progress Software Corp. (a)		132,684	5,657,646
Qualys, Inc. (a)		112,242	13,834,949
Rapid7, Inc. (a)		182,323	3,374,799
Rubrik, Inc. Class A (a)		237,857	17,903,496
SentinelOne, Inc. Class A (a)		934,338	16,677,933
ServiceNow, Inc. (a)		174,716	160,612,925
Tenable Holdings, Inc. (a)		377,524	10,955,746
Teradata Corp. (a)		265,908	5,544,182
UiPath, Inc. Class A (a)		1,272,578	20,183,087
Varonis Systems, Inc. (a)		305,491	10,762,448
Zscaler, Inc. (a)		124,213	41,131,893
			3,224,369,385
TOTAL SOFTWARE	5,681,244,471
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 16.1%
Technology Hardware, Storage & Peripherals – 16.1%
Apple, Inc.		8,609,978	2,327,879,752
CompoSecure, Inc. Class A (a)		142,286	2,825,800
Corsair Gaming, Inc. (a)		139,247	1,134,863
Dell Technologies, Inc. Class C		339,884	55,064,607
Diebold Nixdorf, Inc. (a)		45,249	2,676,478
Hewlett Packard Enterprise Co.		1,598,912	39,045,431
HP, Inc.		1,188,893	32,896,669
IonQ, Inc. (a)		506,589	31,601,022
NetApp, Inc.		268,652	31,641,833
Pure Storage, Inc. Class A (a)		455,510	44,958,837
Sandisk Corp. (a)		373,869	74,523,308

		Shares	Value

Seagate Technology Holdings PLC		244,081	$62,455,446
Super Micro Computer, Inc. (a)		666,147	34,612,998
Western Digital Corp.		433,168	65,066,165
Xerox Holdings Corp.		381,014	1,264,967
TOTAL TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS	2,807,648,176
TOTAL COMMON STOCKS (Cost $8,374,864,085)			17,364,397,923
Money Market Fund – 0.3%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 3.93% (b) (Cost $41,884,000)		41,884,000	41,884,000
TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $8,416,748,085)	17,406,281,923
NET OTHER ASSETS (LIABILITIES) (c) – 0.0%	3,679,808
NET ASSETS – 100.0%	$17,409,961,731

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
(c)	Includes $2,691,235 of cash collateral to cover margin requirements for futures contracts.
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	15	December 2025	1,867,425	$ 36,194	$ 36,194
CME E-mini Technology Select Sector Index Contracts (United States)	128	December 2025	38,963,200	3,486,204	3,486,204
Total Equity Index Contracts					$3,522,398
The notional amount of futures purchased as a percentage of Net Assets is 0.2%
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or
5	Quarterly Report

Schedule of Investments (Unaudited)–continued
investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.
The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.
Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.
The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.
The Fund's use of derivatives increased or decreased its exposure to the following risk(s):
Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.
The Fund used futures contracts to manage its exposure to the stock market.
Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
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The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
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